Stock Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock Options and Warrants

Note 7 - Stock Options and Warrants

Warrants

As of March 31, 2025, the Company had the following warrant securities outstanding:

	Warrants	Exercise Price	Expiration
2022 Exchange warrants	47,446	$5.70	September 2025
Total	47,446

A summary of all warrant activity for the three months ended March 31, 2025, is as follows:

Post-split	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2024	49,446	$5.77	0.70
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	(2,000)	7.50	-
Balance outstanding at March 31, 2025	47,446	$5.70	0.48
Exercisable at March 31, 2025	47,446	$5.70	0.48

The intrinsic value of the outstanding warrants as of March 31, 2025, was $0, as the exercise prices exceeded the common stock’s fair market value per share on that date.

Options

Stock options are awarded to the Company’s employees, consultants and non-employee members of the board of directors under the Equity Incentive Plan and are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant. The aggregate fair value of these stock options granted by the Company during the three months ended March 31, 2025, was determined to be $226,945 using the Black-Scholes-Merton option-pricing model based on the following assumptions: (i) volatility rate of 31%, (ii) discount rate of 0%, (iii) zero expected dividend yield, (iv) risk-free rate of 4.03%, (v) price of $0.31 , and (vi) expected life of 3 years. A summary of option activity under the Company’s Equity Incentive Plan as of March 31, 2025, and changes during the year then ended, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2024	560,000	$1.55	2.94
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Cancelled or expired	-	-	-
Balance outstanding at March 31, 2025	560,000	$1.55	2.94
Exercisable at March 31, 2025	-	$-	-

Equity Incentive Plan

On July 22, 2011, the Board of Directors of the Company approved the Company’s 2011 Equity Incentive Plan (the “Plan”) and on July 26, 2011, stockholders holding a majority of shares of the Company approved, by written consent, the Plan and the issuance under the Plan of 16,667 shares. On November 16, 2017, the Board of Directors approved an increase of 33,333 shares to be made available for issuance under the Plan. Accordingly, the total number of shares of common stock available for issuance under the Plan is 50,000 shares. On August 13, 2024, the Board of Directors adopted the American Battery Materials Inc. 2024 Incentive Compensation Plan, which was deemed desirable and in the best interests of the Corporation, authorizing the executive officers to implement and administer this new plan, reserving 800,000 shares of Common Stock for issuance. Awards may be granted to employees, officers, directors, consultants, agents, advisors and independent contractors of the Company and its related companies. Such options may be designated at the time of grant as either incentive stock options or non-qualified stock options. Stock-based compensation includes expense charges related to all stock-based awards. Such awards include options, warrants and stock grants. Generally, the Company issues stock options that vest over three years and expire in 5 to 10 years. There are currently no awards issued and outstanding under the Plan.

Note 7 - Stock Options and Warrants

Warrants

As of December 31, 2024, the Company had the following warrant securities outstanding:

	Warrants	Exercise Price	Expiration
2020 Warrants for services	2,000	$7.50	January 2025
2022 Exchange warrants	47,446	$5.70	September 2025
Total	49,446

A summary of all warrant activity for the year ended December 31, 2024, is as follows:

Post-split	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2023	59,413	$6.70	2.32
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	(9,967)	7.39	-
Balance outstanding at December 31, 2024	49,446	$5.77	0.70
Exercisable at December 31, 2024	49,446	$5.77	0.70

The intrinsic value of the outstanding warrants as of December 31, 2024, was $0, as the exercise prices exceeded the common stock’s fair market value per share on that date.

Options

Stock options are awarded to the Company’s employees, consultants and non-employee members of the board of directors under the Equity Incentive Plan and are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant. The aggregate fair value of these stock options granted by the Company during the year ended December 31, 2024, was determined to be $226,945  using the Black-Scholes-Merton option-pricing model based on the following assumptions: (i) volatility rate of 31%, (ii) discount rate of 0%, (iii) zero expected dividend yield, (iv) risk-free rate of 4.03%, (v) price of $0.31 , and (vi) expected life of 3 years. A summary of option activity under the Company’s Equity Incentive Plan as of December 31, 2024, and changes during the year then ended, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2023	-	-	-
Granted	560,000	1.55	2.94
Exercised	-	-	-
Forfeited	-	-	-
Cancelled or expired	-	-	-
Balance outstanding at December 31, 2024	560,000	$1.55	2.94
Exercisable at December 31, 2024	-	$-	-

Equity Incentive Plan

On July 22, 2011, the Board of Directors of the Company approved the Company’s 2011 Equity Incentive Plan (the “Plan”) and on July 26, 2011, stockholders holding a majority of shares of the Company approved, by written consent, the Plan and the issuance under the Plan of 16,667 shares. On November 16, 2017, the Board of Directors approved an increase of 33,333 shares to be made available for issuance under the Plan. Accordingly, the total number of shares of common stock available for issuance under the Plan is 50,000 shares. On August 13, 2024, the Board of Directors adopted the American Battery Materials Inc. 2024 Incentive Compensation Plan, which was deemed desirable and in the best interests of the Corporation, authorizing the executive officers to implement and administer this new plan, reserving 800,000 shares of Common Stock for issuance. Awards may be granted to employees, officers, directors, consultants, agents, advisors and independent contractors of the Company and its related companies. Such options may be designated at the time of grant as either incentive stock options or non-qualified stock options. Stock-based compensation includes expense charges related to all stock-based awards. Such awards include options, warrants and stock grants. Generally, the Company issues stock options that vest over three years and expire in 5 to 10 years. There are currently no awards issued and outstanding under the Plan.